Expense Example	Apr. 22, 2026 USD ($)
Tradr 2X Short CRML Daily ETF | Tradr 2X Short CRML Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short LITE Daily ETF | Tradr 2X Short LITE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short MARA Daily ETF | Tradr 2X Short MARA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
2X Short ONDS Daily ETF | Tradr 2X Short ONDS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short RDW Daily ETF | Tradr 2X Short RDW Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short SNDK Daily ETF | Tradr 2X Short SNDK Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short STX Daily ETF | Tradr 2X Short STX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short USAR Daily ETF | Tradr 2X Short USAR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short UUUU Daily ETF | Tradr 2X Short UUUU Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short WDC Daily ETF | Tradr 2X Short WDC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long ADI Daily ETF | Tradr 2X Long ADI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long AXTI Daily ETF | Tradr 2X Long AXTI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long CPNG Daily ETF | Tradr 2X Long CPNG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long MPWR Daily ETF | Tradr 2X Long MPWR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long PDYN Daily ETF | Tradr 2X Long PDYN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long SIDU Daily ETF | Tradr 2X Long SIDU Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long STX Daily ETF | Tradr 2X Long STX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long TER Daily ETF | Tradr 2X Long TER Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long TTMI Daily ETF | Tradr 2X Long TTMI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long YSS Daily ETF | Tradr 2X Long YSS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	$ 471